Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies

The schedule below summarizes our future contractual obligations as of June 30, 2025:

	2025	2026	2027	2028	2029	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	$64,992	$215,871	$104,970	$129,992	$125,635	$254,351	$895,811
2024 Bonds	—	—	—	—	140,000	—	140,000
Vessels under construction (1)	41,160	92,610	216,090	—	—	—	349,860
Office operating leases (2)	742	1,290	1,515	139	25	—	3,711
Total contractual obligations	$106,894	$309,771	$322,575	$130,131	$265,660	$254,351	$1,389,382

1.The Company has entered into four contracts to build four new 48,500 cubic meter capacity liquefied ethylene gas carriers with Jiangnan Shipyard (Group) Co., Ltd. and China Shipbuilding Trading Co., Ltd., in China. The vessels are under construction and are scheduled to be delivered to the Company in March 2027, July 2027 November 2027, and January 2028 respectively, at an average shipyard price of $102.9 million per vessel.

2.The Company occupies office space in London with a lease that commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary of the lease commencement date. The lease payments are dependent on foreign exchange rates however the gross rent per year payable in GBP is currently approximately $1.1 million, with an initial rent-free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised.
The Company occupies office space in Copenhagen with a lease that commenced in September 2021 and expires in December 2025. The lease payments are dependent on foreign exchange rates and the gross rent per year payable in Danish Kroner is currently approximately $180,000.
The lease term for our office in Gdynia, Poland which commenced in April 2024 is for a period of 5 years to March 30, 2029. The lease payments are dependent on foreign exchange rates and the gross rent per year payable in Euros is currently approximately $95,000.
The Company entered into a lease for office space in Houston that expired on March 31, 2025. The annual gross rent under this lease payable in U.S. Dollars was approximately $60,000. The Company entered into a new lease for office space in Houston that commenced on April 1, 2025. The annual gross rent under the new lease payable in U.S. Dollars is currently approximately $135,000.